Equity - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) - $ / shares	Mar. 15, 2020	Feb. 12, 2020
Equity [Abstract]
Underlying value of ordinary shares	$ 0.484	$ 0.484
Exercise price	$ 0.29	$ 0.29
Expected volatility	45.25%	43.35%
Term of the options (years)	7 years	7 years
Risk-free interest rate	0.89%	1.55%